Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of CBI follows:

	December 31,
Condensed Balance Sheets	2019	2018
Assets:
Cash	$24,089	$19,678
Equity securities	1,191	1,070
Investment in bank subsidiary	319,714	288,866
Investment in nonbank subsidiaries	15,181	14,081
Other assets	1,683	7,639
Total assets	$361,858	$331,334
Liabilities:
Deferred income taxes and other liabilities	$2,305	$3,009
Subordinated debentures	29,427	29,427
Total liabilities	31,732	32,436
Shareholders’ Equity:
Preferred stock	—	9,364
Common stock	276,422	266,901
Accumulated earnings	67,974	41,320
Treasury Stock	(21,144)	(17,235)
Accumulated other comprehensive loss	6,874	(1,452)
Total shareholders’ equity	330,126	298,898
Total liabilities and shareholders’ equity	$361,858	$331,334

	For the years ended December 31,
Condensed Statements of Operations	2019	2018	2017
Dividends from bank subsidiaries	$13,300	$10,000	$—
Interest expense	(1,423)	(1,320)	(1,035)
Pension expense	176	199	(925)
Acquisition expense	—	(10,738)	—
Other expense, net	(1,107)	(1,740)	(1,071)
Income (loss) before equity in undistributed net earnings of subsidiaries	10,946	(3,599)	(3,031)
Income tax benefit	494	1,751	1,407
Equity in undistributed net earnings of subsidiaries	22,438	15,987	17,496
Net income	$33,878	$14,139	$15,872
Comprehensive income	$42,204	$14,089	$17,284

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Continued)

	For the years ended December 31,
Condensed Statements of Cash Flows	2019	2018	2017
Operating activities:
Net income	$33,878	$14,139	$15,872
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	4,437	794	(2,147)
Gain on sale of fixed assets	—	(110)	(66)
Equity in undistributed net earnings of subsidiaries	(22,438)	(15,987)	(17,496)
Net cash from (used for) operating activities	15,877	(1,164)	(3,837)
Investing activities:
Proceeds from sale of premises and equipment	—	899	138
Disposal of investment in subsidiary	41	—	—
Acquisition and additional capitalization of subsidiary, net of cash acquired	—	(5,216)	(275)
Net cash from (used for) investing activities	41	(4,317)	(137)
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	(2)	—	—
Net proceeds from common stock issuance	—	—	32,821
Purchase of treasury stock	(3,909)	—	—
Payment to repurchase series B preferred stock	(402)	—	—
Payment to repurchase common stock	—	—	(4)
Cash dividends paid	(7,194)	(4,749)	(3,682)
Net cash from (used for) financing activities	(11,507)	(4,749)	29,135
Net change in cash and cash equivalents	4,411	(10,230)	25,161
Cash and cash equivalents at beginning of year	19,678	29,908	4,747
Cash and cash equivalents at end of year	$24,089	$19,678	$29,908